FORM 13F

                    FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number: ____

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pate Capital Partners, LP
Address:  555 Montgomery Street
          Suite 603
          San Francisco, CA  94111

Form 13F File Number:  28-10885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bruce A. Pate
Title:    General Partner
Phone:    415-765-5589

Signature, Place, and Date of Signing:


Bruce A. Pate       San Francisco, CA.       November 7, 2008


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total:	$53,556


List of Other Included Managers:

NONE

							FORM 13F INFORMATION TABLE

							VALUE	SHRS OR	  SH/ PUT/ INVESTMENT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER		  TITLE OF CLASS    CUSIP      (x$1000)	PRN AMT	  PRN CALL DISCRETION	MANAGERS  SOLE  SHARED  NONE

ASCOT RESOURCES LTD		COM	04364G106	 648	3000000	  SH	     sole	n/a	3000000	  0	 0
BEAR LAKE GOLD			COM	07381Q205	 269	 500000	  SH	     sole	n/a	 500000	  0	 0
BRILLIANT MNG CORP		CL A	109507103	 592	2000000	  SH	     sole	n/a	2000000	  0	 0
CAPSTONE MINING			COM	14068G104	1146	 535000	  SH	     sole	n/a	 535000	  0	 0
CHESAPEAKE GOLD CORP		COM	165184102	3232	 638000	  SH	     sole	n/a	 638000	  0	 0
CHINA EVERBRIGHT INT'L		COM	573990CT3	2473   15000000	  SH	     sole	n/a    15000000	  0	 0
COVANTA HLDG CORP		COM	22282E102	3352	 140000	  SH	     sole	n/a	 140000	  0	 0
EAST ASIA MINERALS CORP		COM	270541105	1312	2450000	  SH	     sole	n/a	2450000	  0	 0
ENDWAVE CORP			COM	29264A206	4064	 800000	  SH	     sole	n/a	 800000	  0	 0
EVOLVING GOLD			COM	30050D107	 571	2170000	  SH	     sole	n/a	2170000	  0	 0
FLEXIBLE SOLUTIONS INTL		COM	33938T104	  95	  60000	  SH	     sole	n/a	  60000	  0	 0
FLOW INTERNATIONAL		COM	343468104	 762	 150000	  SH	     sole	n/a	 150000	  0	 0
FORTUNA SILVER MINES INC	COM	349915108	 913	 900000	  SH	     sole	n/a	 900000	  0	 0
GRAYD RESOURCE CORP		COM	388902108	 564	2000000	  SH	     sole	n/a	2000000	  0	 0
INDICO RESOURCES LTD		COM	G476M1108	  57	 242000	  SH	     sole	n/a	 242000	  0	 0
INTL TOWER HILL MINES LTD	COM	46051L104	 615	 300000	  SH	     sole	n/a	 300000	  0	 0
KOOTENAY GOLD INC		COM	500581103	 508	 600400	  SH	     sole	n/a	 600400	  0	 0
MINGYUAN MEDICARE DEV CO LTD	COM	 6594046	1869   17700000	  SH	     sole	n/a    17700000	  0	 0
OREX VENTURES INC		COM	68616N102	  94	 715000	  SH	     sole	n/a	 715000	  0	 0
QUIDEL CORP			COM	74838J101	3075	 187400	  SH	     sole	n/a	 187400	  0	 0
SILVERSTONE RESOURCE		COM	82846B101	1747	1300000	  SH	     sole	n/a	1300000	  0	 0
SKYGOLD VENTURES LTD		COM	830922100	 489	2000000	  SH	     sole	n/a	2000000	  0	 0
SPDR GOLD TRUST			ETF	78463V107      19141	 225000	  SH	     sole	n/a	 225000	  0	 0
SYNTHESIS ENERGY SYS INC.	COM	871628103	4365	 900000	  SH	     sole	n/a	 900000	  0	 0
TNR GOLD CORP			COM	87260X109	 304	1700000	  SH	     sole	n/a	1700000	  0	 0
TREVALI RES CORP		COM	895318103	 698	 530600	  SH	     sole	n/a	 530600	  0	 0
ZENA CAPITAL CORP		COM	98935B109	 601	1000000	  SH	     sole	n/a	1000000	  0	 0

